N-4	May 01, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A
Entity Central Index Key	0000089024
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges for Early Withdrawals
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 5% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $5,000 on a $100,000 investment.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment. See the SIO prospectus for more information.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in the prospectus.

Transaction Charges
In addition to withdrawal charges, you may also be charged for other transactions (including loans and for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the prospectus.

Ongoing Fees and Expenses (annual charges)
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending if you choose the Personal Income Benefit option (“PIB”). Please refer to your contract specifications page of your certificate for information about the specific fees you will pay each year if you have elected the PIB.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	1.20%	1.20%
	Investment options (Portfolio fees and expenses) (2)	0.57%	2.65%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	1.00%	1.00%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.
(3)  Expressed as an annual percentage of the Personal Income Benefit account value.
Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, or make any other transactions, which could add withdrawal charges that substantially increase costs
.

Lowest Annual Cost $ 1,635	Highest Annual Cost $ 3,247

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits (Personal Income Benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in the prospectus.

Charges for Early Withdrawals [Text Block]
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 5% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $5,000 on a $100,000 investment.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment. See the SIO prospectus for more information.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in the prospectus.

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
In addition to withdrawal charges, you may also be charged for other transactions (including loans and for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the prospectus.

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending if you choose the Personal Income Benefit option (“PIB”). Please refer to your contract specifications page of your certificate for information about the specific fees you will pay each year if you have elected the PIB.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	1.20%	1.20%
	Investment options (Portfolio fees and expenses) (2)	0.57%	2.65%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	1.00%	1.00%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.
(3)  Expressed as an annual percentage of the Personal Income Benefit account value.
Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, or make any other transactions, which could add withdrawal charges that substantially increase costs
.

Lowest Annual Cost $ 1,635	Highest Annual Cost $ 3,247

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits (Personal Income Benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in the prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.20%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.20%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.57%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.65%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.
Optional Benefits Minimum [Percent]	1.00%	[3]
Optional Benefits Maximum [Percent]	1.00%	[3]
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the Personal Income Benefit account value.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost $ 1,635	Highest Annual Cost $ 3,247

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits (Personal Income Benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in the prospectus.

Lowest Annual Cost [Dollars]	$ 1,635
Highest Annual Cost [Dollars]	$ 3,247
Risks [Table Text Block]

RISKS
Risk of Loss
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.

Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the prospectus.

Risks Associated with Investment Options
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option and Segments of the SIO, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Guaranteed interest option” and “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus, as well as, “Risk factors” in the SIO prospectus. See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Insurance Company Risks
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations including the guaranteed interest option, SIO and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

Investment Restrictions [Text Block]
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Personal Income Benefit variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the prospectus for more information.

For more information see “About the Separate Account” in “More information” in the prospectus.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus. See also the SIO prospectus.

Optional Benefit Restrictions [Text Block]
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have funded the Personal Income Benefit (which is also known as the optional benefit) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit.

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the optional benefit by an amount greater than the value withdrawn, and could terminate the optional benefit. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. Automated transfer programs, including dollar cost averaging and asset rebalancing, are not available if you elect Semester Strategies.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a funding vehicle for employers’ Internal Revenue Code 403(b) plans and Internal Revenue Code Section 457(b) employee deferred compensation (“EDC”) plans or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the prospectus.

Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the contract. Each of the charges and expenses is more fully described in “Charges and expenses” in the prospectus. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

Transaction Expenses
Sales Load Imposed on Purchases	None
Net Loan Interest Charge (2)	2.00%
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	5%
Transfer Fee	None
Third Party Transfer or Exchange Fee (3)	$65
Special Service Charges (4)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (5)	90% of Segment Investment

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1.” The charge percentage we use is 5% for contract years 1 through 6. For contract years 7 and later, the charge percentage is 0%. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges and expenses” in the prospectus. The charge will not apply after the completion of 12 contract years. For certain TSA contracts issued in Texas and certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)
In no event will the net loan interest charge exceed 2.00%. We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans” under “Accessing your money” in the prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(3)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(4)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

(5)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See the SIO prospectus for more information.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$65
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.20%
Optional Benefits Expenses
Personal Income Benefit charge (a percentage of your Personal Income Benefit account value) (2)	1.00%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. If your total account value on the last day of your contract year is $25,000 or more; or if the total account values of all contracts, owned by the same person, when added together, exceeds $100,000 there is no charge.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable) on any date other than your contract date anniversary, we will deduct a pro rata portion of the charge for that year.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “Appendix: Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *	0.57%	2.65%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) * *	0.54%	2.36%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the Personal Income Benefit (at its maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$8,586	$16,874	$25,323	$42,212	$4,043	$12,244	$20,603	$42,212

Transaction Expenses [Table Text Block]

Transaction Expenses
Sales Load Imposed on Purchases	None
Net Loan Interest Charge (2)	2.00%
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	5%
Transfer Fee	None
Third Party Transfer or Exchange Fee (3)	$65
Special Service Charges (4)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (5)	90% of Segment Investment

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1.” The charge percentage we use is 5% for contract years 1 through 6. For contract years 7 and later, the charge percentage is 0%. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges and expenses” in the prospectus. The charge will not apply after the completion of 12 contract years. For certain TSA contracts issued in Texas and certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)
In no event will the net loan interest charge exceed 2.00%. We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans” under “Accessing your money” in the prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(3)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(4)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

(5)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See the SIO prospectus for more information.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	5.00%	[4]
Deferred Sales Load, Footnotes [Text Block]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1.” The charge percentage we use is 5% for contract years 1 through 6. For contract years 7 and later, the charge percentage is 0%. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges and expenses” in the prospectus. The charge will not apply after the completion of 12 contract years. For certain TSA contracts issued in Texas and certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.
Exchange Fee, Current [Dollars]	$ 65	[5]
Exchange Fee, Footnotes [Text Block]	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$65
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.20%
Optional Benefits Expenses
Personal Income Benefit charge (a percentage of your Personal Income Benefit account value) (2)	1.00%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. If your total account value on the last day of your contract year is $25,000 or more; or if the total account values of all contracts, owned by the same person, when added together, exceeds $100,000 there is no charge.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable) on any date other than your contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Administrative Expense, Current [Dollars]	$ 65	[6]
Administrative Expense, Footnotes [Text Block]	The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. If your total account value on the last day of your contract year is $25,000 or more; or if the total account values of all contracts, owned by the same person, when added together, exceeds $100,000 there is no charge.
Base Contract Expense (of Average Account Value), Current [Percent]	1.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[7]
Optional Benefit Expense, Footnotes [Text Block]	Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable) on any date other than your contract date anniversary, we will deduct a pro rata portion of the charge for that year.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “Appendix: Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *	0.57%	2.65%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) * *	0.54%	2.36%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the Personal Income Benefit (at its maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$8,586	$16,874	$25,323	$42,212	$4,043	$12,244	$20,603	$42,212

Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,586
Surrender Expense, 3 Years, Maximum [Dollars]	16,874
Surrender Expense, 5 Years, Maximum [Dollars]	25,323
Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,212
Annuitize Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the Personal Income Benefit (at its maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$8,586	$16,874	$25,323	$42,212	$4,043	$12,244	$20,603	$42,212

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 8,586
Annuitized Expense, 3 Years, Maximum [Dollars]	16,874
Annuitized Expense, 5 Years, Maximum [Dollars]	25,323
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 42,212
No Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the Personal Income Benefit (at its maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$8,586	$16,874	$25,323	$42,212	$4,043	$12,244	$20,603	$42,212

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,043
No Surrender Expense, 3 Years, Maximum [Dollars]	12,244
No Surrender Expense, 5 Years, Maximum [Dollars]	20,603
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,212
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risk associated with taking a withdrawal

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the SIO. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

SIO

There are unique risks regarding the SIO including a potential loss of principal and previously credited interest of up to 90% and an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity. See the SIO prospectus for more information.
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether a 403(b) TSA annuity contract, a 403(b)(7) custodial account or an EDC plan. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk associated with taking a loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit

Living Benefits

This living benefit is available the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Personal Income Benefit (PIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.00% (1)	1.00% (1)
•  Restricted to owners of certain ages

•  Not available with
tax-exempt
employer EDC contracts

•  Excess withdrawals could significantly reduce or terminate benefit

•  Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the PIB account value.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Special Dollar Cost Averaging • Account value in the Personal Income Benefit account cannot be rebalanced
Special Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Semester Strategies program	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.	Optional	No Charge		• To participate in the Program, you are required to use the Maximum investment options choice method • Not available with Special Dollar Cost Averaging or Rebalancing
Participant Loans	Loans may be available to plan participants	Optional	2%; calculated as a percentage of the outstanding loan amount		• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Death Benefits

About Death Benefits

Your contract provides a death benefit. The death benefit is equal to the greater of (i) your account value, less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment and (ii) the “minimum death benefit.” The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that apply, less any outstanding loan balance plus accrued interest. There is no additional charge for this benefit.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value, less any outstanding loan balance plus accrued interest, as of the date that your spouse’s contract is issued, and (ii) the “minimum death benefit” as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

The death benefit is the same whether or not you have allocated funds to the Personal Income Benefit variable investment options. If you activated the Personal Income Benefit feature, your total account value is your Personal Income Benefit account value plus your Non-Personal Income Benefit account value.

How withdrawals affect the minimum death benefit

Each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn (including the amount of any withdrawal charge deducted from the contract) and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000 – $16,000). As this example shows, the pro rata reduction of the death benefit can be greater than the dollar amount of the withdrawal.

Payment of Death Benefit

Your beneficiary and payment of benefit

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Generally, the owner must be the beneficiary under tax exempt employer EDC plan contracts. Such owner may substitute the beneficiary under the Plan after your death.

Effect of the annuitant’s death

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

How death benefit payment is made

The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as TSAs and 457(b) plans. We may be required in certain cases to pay benefits faster under existing contracts.

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen, if the option is permitted under federal tax rules in effect after your death.

If you have not chosen an annuity payout option as of the time of the annuitant’s death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” under “Accessing your money” in this prospectus. In some cases a beneficiary may be able to do a non-spousal direct rollover to a new inherited IRA in the case of a death benefit from a 403(b) plan or governmental employer 457(b) plan.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option
(The Beneficiary continuation option is available under both TSA and governmental employer EDC contracts; it is not available under
tax-exempt
employer EDC contracts. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the SECURE Act.)

Upon your death, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

If eligible, your beneficiary can elect to receive payments over your beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached the applicable RMD age (as described under “Tax Information” later in this prospectus), if such time is later. For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may generally stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the TSA or plan within 10 years of the applicable death in accordance with federal tax rules. In the case of deceased participants under government employer sponsored plans, these new rules apply to deaths after December 31, 2021.

Under the Beneficiary continuation option:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an eligible beneficiary.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.
•	The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

•	Loans will no longer be available.

•	Any death benefit provision (including the minimum death benefit provision) will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Depending on the type of contract you own, upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. In certain cases, the subsequent beneficiary must withdraw any remaining amount within ten years of your death or your beneficiary’s death as applicable.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Personal Income Benefit
on a Single life basis
.
If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary may elect any death benefit option described earlier in this prospectus for which your beneficiary is eligible. Your beneficiary is not eligible to receive Guaranteed Annual Withdrawal Amount payments. If the beneficiary elects the Beneficiary continuation option, the Personal Income Benefit variable investment options will not be available for transfers.

Personal Income Benefit
on a Joint life basis
.
If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may either:

•	elect any death benefit option described earlier in this prospectus for which the beneficiary is eligible; or

•	elect to continue the contract under the Personal Income Benefit Beneficiary continuation option, if your beneficiary is the same spouse you were married to when you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and you were still married at the time of your death.

If your beneficiary elects any death benefit option other than the Personal Income Benefit Beneficiary continuation option, the Guaranteed Annual Withdrawal Amount payments will terminate.

Your spousal beneficiary may (1) choose the “10-year rule” (the Guaranteed Annual Withdrawal Amount payments will terminate when all amounts under the contract have been distributed) or (2) continue the contract and take withdrawals under the Personal Income Benefit Beneficiary continuation option. If you die before the applicable RMD age (as described under “Tax Information” later in this prospectus), your spousal beneficiary may defer Personal Income Benefit Beneficiary continuation option payments until you would have reached the applicable RMD age. However, any Guaranteed Annual Withdrawal Amount payments skipped cannot be recovered.

Under the Personal Income Benefit Beneficiary continuation option:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The account value will be increased to equal the death benefit if the death benefit is higher than the total account value. If the account value is increased, the money will be allocated pro rata among the investment options including the Personal Income Benefit variable investment options. If applicable, the Ratchet Base will ratchet to the Personal Income Benefit account value on the next contract date anniversary.

•	The charge for the Personal Income Benefit will continue to apply. Withdrawal charges will no longer apply.

•	Payments will be equal to the greater of the Guaranteed Annual Withdrawal Amount and the Beneficiary continuation option payment. For information about what happens when the Personal Income Benefit account value falls to zero, see “Effect of your Personal Income Benefit account value falling to zero” under “Personal Income Benefit” in “Benefits available under the contract” in this prospectus.

•	If you were enrolled in either the Maximum payment plan or the Customized payment plan (both described in this prospectus in ‘‘Accessing your money’’ under ‘‘Withdrawing your account value’’), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

•	If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made the funds will be taken from the Non-Personal Income Benefit account value first. If there are insufficient funds in the Non-Personal Income Benefit account value then the funds will be taken from the Personal Income Benefit account value.

•	If your beneficiary receives payments under the Customized payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, it will be taken from the Non-Personal Income Benefit account value first. If there are insufficient values in the Non-Personal Income Benefit account value, any necessary amounts will be taken from the Personal Income Benefit account value. The scheduled payments will continue in the same amount and the combined Customized payment plan payments and the RMD payment will not be treated as a Personal Income Benefit Excess withdrawal.

•	If your beneficiary takes any partial withdrawals from the Personal Income Benefit account value in addition to the RMD and Customized payment plan payments, the Customized payment plan terminates for that contract year. The partial withdrawals may be treated as Personal Income Benefit Excess withdrawals if they exceed the Guaranteed Annual Withdrawal Amount. Your beneficiary may immediately sign up for a new program; however, the new payments will not begin until after the next contract anniversary. We will require your beneficiary to use our form for this purpose.

•	If prior to your death, you did not elect an automatic payment plan and your beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the Personal Income Benefit account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date. The December automatic payment will not be treated as a Personal Income Benefit Excess withdrawal. However, any future withdrawals from the Personal Income Benefit account value in the same contract year may be treated as Personal Income Benefit Excess withdrawals. If your beneficiary satisfies the RMD amount through unscheduled withdrawals from the Personal Income Benefit account value prior to the December payment, any withdrawal from the Personal Income Benefit account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered a Personal Income Benefit Excess withdrawal.

•	Upon the death of your spousal beneficiary, the Personal Income Benefit and Beneficiary continuation option payment comparison stops. The beneficiary designated by your spousal beneficiary to receive any interest in the contract after the spousal beneficiary dies can elect to continue to receive the standard Beneficiary continuation option payments or receive any remaining account value in a lump sum.

Living Benefits

Personal Income Benefit

(Available with all EQUI-VEST
®
contracts issued before November 10, 2023, except tax-exempt employer EDC contracts)

This section describes the Personal Income Benefit. The current charge for this benefit is 1.00%. The Personal Income Benefit may not be available in all contracts or in all states. See Appendix “State contract availability and/or variations of certain features and benefits” in this prospectus for more information on state availability and/or variations of certain features or benefits. For an additional charge, the Personal Income Benefit guarantees that you can take withdrawals from your Personal Income Benefit account value up to a maximum amount per contract year (your “Guaranteed Annual Withdrawal Amount”) during your lifetime (or your spouse’s lifetime if Joint life payments are elected) even if your Personal Income Benefit account value falls to zero unless it is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount. This benefit provides a minimum guarantee that may never come into effect. In order to activate the Personal Income Benefit, you must meet the following two requirements:

(1)	You must be between the ages of 45 and 85.

-AND-

(2)	You must allocate a minimum of $1,000 to your Personal Income Benefit account value, either through a new contribution or a one-time transfer from your Non-Personal Income Benefit account value.

As discussed in more detail below, the maximum Guaranteed Annual Withdrawal Amount is calculated based on contributions and transfers to your Personal Income Benefit account value, each multiplied by an applicable rate, plus any additional amount that may result from a Ratchet increase, described in more detail below.

The charge for the Personal Income Benefit will be deducted from your Personal Income Benefit account value on each contract date anniversary. For a description of how the charge is deducted, see “Personal Income Benefit charge” later in “Charges and expenses.”

For amounts allocated in connection with the Personal Income Benefit, your investment options will be limited to the Personal Income Benefit variable investment options. Amounts allocated to the Personal Income Benefit variable investment options make up your Personal Income Benefit account value. See “Personal Income Benefit variable investment options” in Appendix “Portfolio Companies available under the contract”.

Please note that you are not required to activate the Personal Income Benefit and should consider the cost and benefits before doing so. You should not activate this benefit if you plan to take withdrawals from your Personal Income Benefit account value in excess of your Guaranteed Annual Withdrawal Amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see “Effect of Personal Income Benefit Early and Excess withdrawals” below in this section).

Prior to allocating amounts to the Personal Income Benefit variable investment options, you should check with your employer on the rules and limitations that may apply for taking withdrawals from your Personal Income Benefit account value.

Determining your Guaranteed Annual Withdrawal Amount

Your Guaranteed Annual Withdrawal Amount is calculated based on the following:
•	contributions to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Withdrawal Rate; plus

•	transfers to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Transfer Withdrawal Rate; plus

•	any Ratchet increase of your Ratchet Base on your contract date anniversary, multiplied by a weighted average of the Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates previously applied to your contract.

These amounts will continue to be added together to arrive at your total Guaranteed Annual Withdrawal Amount. Your Guaranteed Annual Withdrawal Amount, as of the end of the quarter, will be shown on your Statement of Account. Once you begin to take Guaranteed Annual Withdrawal Amount payments:

•	contributions and transfers to the Personal Income Benefit variable investment options are not permitted;

•	your Guaranteed Annual Withdrawal Amount will never decrease as long as there are no Personal Income Benefit Excess withdrawals; and

•	your Guaranteed Annual Withdrawal Amount may increase as the result of a Ratchet increase of your Ratchet Base.

The Guaranteed Withdrawal Rate and Guaranteed Transfer Withdrawal Rate

With the Personal Income Benefit, there are two rates applicable at all times. We apply the Guaranteed Withdrawal Rate (“GWR”) to amounts you contribute to the Personal Income Benefit variable investment options, including salary deferral contributions and employer contributions. We apply the Guaranteed Transfer Withdrawal Rate (“GTWR”) to amounts you transfer to the Personal Income Benefit variable investment options from the other investment options in your EQUI-VEST
®
contract, lump sum transfers from other providers and rollovers.

The GWR is tied to the Ten-Year Treasuries Formula Rate described below. The GWR is set at the beginning of each calendar quarter, however, we reserve the right to set the GWR at the beginning of each calendar month.

The GWR is calculated using the Ten-Year Treasuries in effect for that quarter, plus a percentage that ranges from 0.25% to 1.00% based on your age at the beginning of the calendar quarter. The percentage is 1.00% if you are between ages 45 and 50, and declines by 0.05% each year until it reaches 0.25% at age 65.

If, at the beginning of a calendar quarter, the GWR calculation results in a rate lower than 2.5%, we will set the rate to a minimum of 2.5%. On the other hand, if the GWR calculation results in a rate greater than 7%, we are under no obligation to set that higher rate. In our sole discretion, we may declare a GWR that is greater, but not less than the rate generated by the GWR calculation.

•
Ten-Year Treasuries Formula Rate.
For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th of the last month of the preceding calendar quarter. U.S. Treasury rates will be determined from the Federal Reserve Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

The GTWR is set at the beginning of each month and will never be less than 2.5%.
In our sole discretion, we may declare a GTWR that is greater than 2.5%.

Please note that while the GWR and GTWR are subject to the same stated minimum of 2.5%, we reserve the right to declare a GTWR that is higher or lower than the GWR. During certain periods, the declared rates for the GWR and GTWR may be the same.

The following examples are designed to show the basics as to how your Guaranteed Annual Withdrawal Amount is calculated. The Personal Income Benefit account value used in these examples is after the deduction of all applicable fees and charges.

EXAMPLE 1: Activating the Personal Income Benefit feature

Assume you are eligible to activate the Personal Income Benefit feature and have $50,000 in your EQUI-VEST
®
contract. You then make a one-time transfer of $1,000 from your Non-Personal Income Benefit account value to the Personal Income Benefit variable investment options. The GTWR at the time is 3%. Your amounts under the Personal Income Benefit are calculated as follows:

•	Your Personal Income Benefit account value is $1,000.

•	Your Ratchet Base is $1,000.

•	Your Guaranteed Annual Withdrawal Amount (“GAWA”) is $30. ($1,000 x 3%).

EXAMPLE 2: Building your Guaranteed Annual Withdrawal Amount with Contributions

Assume you activated the feature as described in EXAMPLE 1 on December 1st and decide to make on-going contributions that amount to $200 to the Personal Income Benefit variable investment options on the 15th of each month for a six-month period starting in January of the following year. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of the GWR to six monthly contributions and the resulting values.

Date	Transfer	GTWR	New GAWA	Total GAWA	Ratchet Base (*)	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000

Date	Contribution	GWR	New GAWA	Total GAWA	Ratchet Base (*)	Personal Income Benefit account value
Jan. 15	$200	3%	$6	$36	$1,200	$1,200
Feb. 15	$200	3%	$6	$42	$1,400	$1,400
Mar. 15	$200	3%	$6	$48	$1,600	$1,600
Apr. 15	$200	4%	$8	$56	$1,800	$1,800
May 15	$200	4%	$8	$64	$2,000	$2,000
Jun. 15	$200	4%	$8	$72	$2,200	$2,200
(*)	The Ratchet Base is described in more detail below.

EXAMPLE 3: Building Your Guaranteed Annual Withdrawal Amount with Contributions and Transfers

Assume you activated the benefit as described in EXAMPLE 1 on December 1st and continue to make on-going contributions of $200 to the Personal Income Benefit variable investment options as described in EXAMPLE 2. For the purposes of this example, now assume that you make monthly transfers of $100 from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options on the 1st of each month beginning on January 1st. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of both the GWR and the GTWR at the same time, building your Guaranteed Annual Withdrawal Amount and Personal Income Benefit account value through both contributions and transfers.

Date	Transfer	GTWR	New GAWA	Total GAWA	Ratchet Base (*)	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000

Date	Contribution or Transfer	GWR or GTWR (**)	New GAWA	Total GAWA	Ratchet Base (*)	Personal Income Benefit account value
Jan. 1	$100	3%	$3	$33	$1,100	$1,100
Jan. 15	$200	3%	$6	$39	$1,300	$1,300
Feb. 1	$100	3%	$3	$42	$1,400	$1,400
Feb. 15	$200	3%	$6	$48	$1,600	$1,600
Mar. 1	$100	3%	$3	$51	$1,700	$1,700
Mar. 15	$200	3%	$6	$57	$1,900	$1,900
Apr. 1	$100	3.50%	$3.50	$60.50	$2,000	$2,000
Apr. 15	$200	4%	$8	$68.50	$2,200	$2,200
May 1	$100	3.50%	$3.50	$72	$2,300	$2,300

Date	Contribution or Transfer	GWR or GTWR (**)	New GAWA	Total GAWA	Ratchet Base (*)	Personal Income Benefit account value
May 15	$200	4%	$8	$80	$2,500	$2,500
Jun. 1	$100	3.50%	$3.50	$83.50	$2,600	$2,600
Jun. 15	$200	4%	$8	$91.50	$2,800	$2,800
(*)	The Ratchet Base is described in more detail below.
(**)	The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

Ratchet Base and the Annual Ratchet

The Personal Income Benefit feature includes a Ratchet component that may increase your Guaranteed Annual Withdrawal Amount based on the performance of your Personal Income Benefit variable investment options. Your Ratchet Base initially equals contributions and transfers to the Personal Income Benefit variable investment options and is recalculated on each contract date anniversary to equal the greater of your Personal Income Benefit account value and the most recent Ratchet Base. If your Personal Income Benefit account value is greater, we will “ratchet,” or increase, your Ratchet Base to equal your Personal Income Benefit account value. You are eligible for annual ratchets on each contract date anniversary both before and after you begin receiving your Guaranteed Annual Withdrawal Amount payments. If the Ratchet Base is increased, the difference between the prior Ratchet Base and the increased Ratchet Base will be multiplied by a weighted average of the previous Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates to determine the additional amount that will be added to your Guaranteed Annual Withdrawal Amount (the “Ratchet increase”). This weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base.

If an annual ratchet is not applicable on your contract date anniversary, the Ratchet Base will not be eligible for a ratchet until the next contract date anniversary. The Ratchet Base is decreased on a pro rata basis due to Early and Excess Withdrawals. The Ratchet Base is not reduced by Guaranteed Annual Withdrawal Amount payments once you begin receiving such payments. Please note that it is less likely you will receive a Ratchet increase after you begin receiving your Guaranteed Annual Withdrawal Amount payments. See “Accessing your money” in this prospectus.

The following examples are designed to show how the Ratchet Base works. In these examples, assume the Personal Income Benefit was activated on your contract date anniversary – December 1st. Next, assume that you make monthly contributions to the Personal Income Benefit variable investment options for 11 consecutive months with no transfers to the Personal Income Benefit variable investment options from your Non-Personal Income Benefit investment options. In order to demonstrate the operation of the annual ratchet of the Ratchet Base, and the Ratchet increase, further assume that your Personal Income Benefit account value at the end of the contract year is $3,000.

Date	Transfer	GTWR(*)	New GAWA	Total GAWA	Ratchet Base	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000

Date	Contribution	GWR(*)	New GAWA	Total GAWA	Ratchet Base	Personal Income Benefit account value (**)
Jan. 1	$100	3%	$3	$33	$1,100	$1,100
Feb. 1	$200	3%	$6	$39	$1,300	$1,280
Mar. 1	$100	3%	$3	$42	$1,400	$1,100
Apr. 15	$200	3.5%	$7	$49	$1,600	$1,600
May 1	$100	3.5%	$3.50	$52.50	$1,700	$1,760
Jun. 15	$200	3.5%	$7	$59.50	$1,900	$1,650
Jul. 1	$100	3.5%	$3.50	$63	$2,000	$2,100
Aug. 15	$200	3.5%	$7	$70	$2,200	$2,380
Sep. 1	$100	3.5%	$3.50	$73.50	$2,300	$2,580
Oct. 15	$200	3%	$6	$79.50	$2,500	$2,860
Nov. 1	$100	3%	$3	$82.50	$2,600	$2,960
(*)	The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.
(**)
The changes to the Personal Income Benefit account value represent hypothetical investment gains and losses due to the performance of the Personal Income Benefit variable investment options. This example shows a Personal Income Benefit account value that is greater than the Ratchet Base at the end of the contract year. Please note that if the Personal Income Benefit account value was lower than the Ratchet Base at the end of the contract year, there would be no annual ratchet and no increase to the Guaranteed Annual Withdrawal Amount.

In this example, on Dec. 1 (the contract date anniversary), the most recent Ratchet Base ($2,600) is compared to the Personal Income Benefit account value ($3,000) on the contract date anniversary. Because the Personal Income Benefit account value is greater, the Ratchet Base is increased to $3,000. The Total Guaranteed Annual Withdrawal Amount is also increased due to the $400 increase in the Ratchet Base. The increase to the Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase to the Ratchet Base ($400) by the weighted average of the prior GWRs and GTWRs applied to contributions and transfers, any prior Ratchet increases and any Personal Income Benefit Early or Excess withdrawals. The weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base. Here, the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

$82.50 ÷ $2600 = 3.17%

3.17% x $400 = $12.69

$82.50 + $12.69 = $95.19

Electing to take your Guaranteed Annual Withdrawal Amount

You may elect to take your Guaranteed Annual Withdrawal Amount payments through one of our automatic payment plans or you may take unscheduled withdrawals. All withdrawals reduce your Personal Income Benefit account value on a dollar-for-dollar basis, but do not reduce your Ratchet Base. Withdrawals will reduce your minimum death benefit on a pro rata basis. See “Withdrawing your account value” under “Accessing your money” in this prospectus for more information.

In order to start receiving Guaranteed Annual Withdrawal Amount payments, you must be at least 59
1
⁄
2
and, in most cases, separated from employment with the employer that sponsored the Plan. Certain employers’ Plans may allow you to elect Guaranteed Annual Withdrawal Amount payments while still employed by the employer sponsoring the Plan. You must also notify your Plan in a form acceptable to the Plan and the Comapny. The Guaranteed Annual Withdrawal Amount election date will be the business day we receive all information required to process your election at our processing office. After we receive your election, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options.

Your Guaranteed Annual Withdrawal Amount is calculated on a single life basis. However, when you elect to start receiving Guaranteed Annual Withdrawal Amount payments, you may elect payments on a joint life basis. Under a joint life basis, Guaranteed Annual Withdrawal Amount payments are guaranteed for the life of both you and your spouse. You may drop the joint life, but you will not be able to name a new joint life and payments will continue to be made in the same amount. The Guaranteed Annual Withdrawal Amount payments on a joint life basis will be less than those available under the single life basis. If you elect a joint life basis, your contract will continue to be eligible for a Ratchet increase after your death.

Guaranteed Annual Withdrawal Amount payments are designed to begin at age 65. You may decide to elect to take your Guaranteed Annual Withdrawal Amount payments after age 59
1
⁄
2
and before age 65, but this will result in a decrease of all future Guaranteed Annual Withdrawal Amount payments, as indicated below.

Payments Begin at Age	Reduction to GAWA
59 ½	25%
60	25%
61	20%
62	15%
63	10%
64	5%

For example, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 63, your adjusted Guaranteed Annual Withdrawal Amount will be $4,500. ($5,000 reduced by 10%, or $500).

You may also elect to defer beginning your Guaranteed Annual Withdrawal Amount payments until after age 65, which will result in an increase of your Guaranteed Annual Withdrawal Amount, as indicated below.

Payments Begin at Age	Increase to GAWA
66	102%
67	104%
68	106%
69	108%
70 and older	110%

Using the same example as above, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 68, your adjusted Guaranteed Annual Withdrawal Amount will be $5,300 ($5,000 increased by 6%, or $300).

Your Guaranteed Annual Withdrawal Amounts are not cumulative from year to year. If you withdraw less than the Guaranteed Annual Withdrawal Amount in any contract year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

The withdrawal charge, if applicable under your EQUI-VEST
®
contract, is waived for withdrawals up to the Guaranteed Annual Withdrawal Amount. However, all withdrawals, including withdrawals from your Non-Personal Income Benefit account value, are counted toward your 10% free withdrawal amount. See “Withdrawal charge” in “Charges and expenses” in this prospectus.

You may take your lifetime required minimum distributions without losing the value of the Personal Income Benefit, provided you comply with the conditions described under “Lifetime required minimum distribution withdrawals” in “Accessing your money” in this prospectus, including utilizing our RMD automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

If you experience a financial hardship or unforeseeable emergency that causes you to take a withdrawal from your Personal Income Benefit account value, this withdrawal does not start your Guaranteed Annual Withdrawal Amount payments, but will result in a reduction of your Guaranteed Annual Withdrawal Amount. For more information about how a hardship or unforeseeable emergency withdrawal will impact the Guaranteed Annual Withdrawal Amount, see “Hardship and unforeseeable emergency withdrawals” in “Accessing your money” in this prospectus.

Transferring your Personal Income Benefit account value

Amounts allocated to the Personal Income Benefit variable investment options can always be transferred to other Personal Income Benefit variable investment options, but cannot be transferred to the Non-Personal Income Benefit investment options. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. You may wish to transfer amounts out of the Personal Income Benefit variable investment options if you no longer want to pay the Personal Income Benefit charge, or if you determine that Guaranteed Annual Withdrawal Amount payments are not part of your overall retirement strategy, or if you want to allocate those amounts to Non-Personal Income Benefit variable investment options. Please note that if you utilize this exception, you will forfeit your Guaranteed Annual Withdrawal Amount and we will not refund the Personal Income Benefit charges you paid.

If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will terminate the Personal Income Benefit feature and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit feature from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the amounts to be transferred. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

For example, assume the following:

•	your Non-Personal Income Benefit account value is $5,000;

•	your Personal Income Benefit account value is $2,960; and

•	your Guaranteed Annual Withdrawal Amount is $95.19.

If you decide to discontinue the Personal Income Benefit feature by transferring amounts out of the Personal Income Benefit account value, your Non-Personal Income Benefit account value will be $7,960 (minus a pro rata portion of the Personal Income Benefit charge applied to your Personal Income Benefit account value), your Personal Income Benefit account value will be $0 and your Guaranteed Annual Withdrawal Amount will be $0.

Effect of Personal Income Benefit Early and Excess withdrawals

A Personal Income Benefit Early withdrawal is caused when you take a withdrawal from your Personal Income Benefit account value before you have elected to begin receiving your Guaranteed Annual Withdrawal Amount payments.

If you take a Personal Income Benefit Early withdrawal, you are still permitted to make contributions and transfers to, or take loans from, the Personal Income Benefit variable investment options.

A Personal Income Benefit Excess withdrawal is caused when you withdraw more than your Guaranteed Annual Withdrawal Amount in any contract year from your Personal Income Benefit account value. Once a withdrawal (including a hardship or an unforeseeable emergency withdrawal) causes cumulative withdrawals from your Personal Income Benefit account value in a contract year to exceed your Guaranteed Annual Withdrawal Amount, only the dollar amount of the withdrawal that causes the cumulative withdrawals to exceed the Guaranteed Annual Withdrawal Amount is considered a Personal Income Benefit Excess withdrawal. In addition, each subsequent withdrawal in that contract year is considered a Personal Income Benefit Excess withdrawal. Withdrawals from your Non-Personal Income Benefit account value are not considered when calculating Personal Income Benefit Excess withdrawals. In other words, you may make withdrawals from your Non-Personal Income Benefit account value without triggering a Personal Income Benefit Excess withdrawal.

A Personal Income Benefit Early or Excess withdrawal can cause a significant reduction in both your Ratchet Base and your Guaranteed Annual Withdrawal Amount. If you make a Personal Income Benefit Early or Excess withdrawal, we will recalculate your Ratchet Base and your Guaranteed Annual Withdrawal Amount. The withdrawal will reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount on a pro rata basis. Reduction on a pro rata basis means we take the percentage of your Personal Income Benefit account value withdrawn and reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount by that same percentage. If, at the time you take a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit account value is less than your Ratchet Base, the pro rata reduction in your Ratchet Base will be greater than the dollar amount of the withdrawal.

Please note that a Personal Income Benefit Early or Excess withdrawal may be subject to withdrawal charges if it exceeds the 10% free withdrawal amount. A Personal Income Benefit Early or Excess withdrawal that reduces your Personal Income Benefit account value to zero will terminate the Personal Income Benefit without value.

Any withdrawal, whether from the Personal Income Benefit account value or the Non-Personal Income Benefit account value, reduces your death benefit under the contract. See “Payment of death benefit” in this prospectus.

The following examples are designed to show how Early and Excess withdrawals impact the values in your contract and the Personal Income Benefit feature. Please note that all withdrawals will reduce your death benefit on a pro rata basis.

EXAMPLE 1: A Personal Income Benefit Early withdrawal

Assume the following:

•	your Non-Personal Income Benefit account value is $1,000;

•	your Personal Income Benefit account value is $5,000;

•	your Ratchet Base is $6,000;

•	your Guaranteed Annual Withdrawal Amount is $200;

•	you are still employed by the Plan Sponsor; and

•	you decide to take a withdrawal of $1,500.

Your withdrawal will be a Personal Income Benefit Early Withdrawal. We will deduct $1,000 from your Non-Personal Income Benefit account value and $500 from your Personal Income Benefit account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 10% (your Personal Income Benefit account value ($5,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($500)). After the withdrawal:

•	your Non-Personal Income Benefit account value will be $0;

•	your Personal Income Benefit account value will be $4,500;

•	your Ratchet Base will be $5,400 ($6,000 reduced by 10%); and

•	your Guaranteed Annual Withdrawal Amount will be $180 ($200 reduced by 10%).

EXAMPLE 2: A Personal Income Benefit Excess withdrawal with a withdrawal charge

For this example, assume the contract is purchased with a $20,000 rollover contribution and there has been no investment performance. Two contract years later, you are no longer employed by the Plan Sponsor and are eligible to start taking GAWA withdrawals.

•	your Non-Personal Income Benefit account value is $5,000;

•	your Personal Income Benefit account value is $15,000;

•	your Ratchet Base is $15,000;

•	your Guaranteed Annual Withdrawal Amount is $450;

•	your 10% free withdrawal amount is $2,000; and

•	you decide to take a withdrawal of $7,500 from your contract.

Because you have contributed to the contract within the last five years, a withdrawal charge of 5% will apply to those amounts. The withdrawal charge will not apply to the first 10% of those amounts, here $2,000. In this case, the withdrawal charge will be $275 ($5,500 multiplied by 5%). Therefore, the total amount subtracted from the total account value will be $7,775 (the $7,500 withdrawal plus the $275 withdrawal charge). We will deduct $5,000 from your Non-Personal Income Benefit account value and $2,775 from your Personal Income Benefit account value. This will be a Personal Income Benefit Excess withdrawal of $2,325 because the amount withdrawn from your Personal Income Benefit account value exceeds your Guaranteed Annual Withdrawal Amount of $450. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 15.5% (your Personal Income Benefit account value ($15,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($2,325)). After the withdrawal:
•	your Non-Personal Income Benefit account value will be $0;

•	your Personal Income Benefit account value will be $12,225;

•	your Ratchet Base will be $12,675 ($15,000 reduced by 15.5%); and

•	your Guaranteed Annual Withdrawal Amount will be $380.25 ($450 reduced by 15.5%).

Effect of your Personal Income Benefit account value falling to zero

If your Personal Income Benefit account value falls to zero due to a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit (including Guaranteed Annual Withdrawal Amount payments) will terminate. Once terminated, the Personal Income Benefit cannot be restored. If your Personal Income Benefit account value falls to zero, either due to a withdrawal that is not a Personal Income Benefit Early or Excess withdrawal or due to a deduction of a charge and you have Non-Personal Income Benefit account value remaining, the Personal Income Benefit feature under your contract will continue as long as you have Non-Personal Income Benefit account value. In other words, you will continue to receive Guaranteed Annual Withdrawal Amount payments. These payments will never reduce your Non-Personal Income Benefit account value.

If your Personal Income Benefit account value is zero and your Non-Personal Income Benefit account value is zero, or later falls to zero, your contract will terminate and you will receive a supplementary life annuity contract setting forth your continuing benefits. You will be the owner and annuitant. If the supplementary life annuity contract is issued in connection with a Joint life contract, you will be the annuitant and your spouse will be the joint annuitant, provided you are still married. The following will then occur:

•	If you were taking withdrawals through the “Maximum payment plan,” we will continue the scheduled withdrawal payments on the same basis.

•	If you were taking withdrawals through the “Customized payment plan” or unscheduled partial withdrawals, we will pay the balance of the Guaranteed Annual Withdrawal Amount for that contract year in a lump sum. Payment of the Guaranteed Annual Withdrawal Amount will begin on the next contract date anniversary.

•	Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually under the “Maximum payment” if automatic payments were not being made.

•	Any death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon your death, if applicable, we will pay it to the beneficiary.

•	The charge for the Personal Income Benefit will no longer apply.

•	If at the time of your death the Guaranteed Annual Withdrawal Amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

Other Important considerations

•	The Personal Income Benefit feature is not appropriate if you do not intend to take withdrawals prior to annuitization.

•	In order to elect to start taking Guaranteed Annual Withdrawal Amount payments, you must first repay any outstanding loan (including interest accrued but not yet paid). If you cannot repay the loan, we will treat it as defaulted or offset. For more information, see “Loans” in “Accessing your money.”

•	Amounts withdrawn in excess of your Guaranteed Annual Withdrawal Amount may be subject to a withdrawal charge, if applicable, as described in “Charges and expenses” in this prospectus. In addition, all withdrawals count toward your 10% free withdrawal amount for that contract year. Personal Income Benefit Early and Excess withdrawals can significantly reduce or completely eliminate the value of the Personal Income Benefit. See “Effect of Personal Income Benefit Early and Excess withdrawals” above in this section.

•	Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59 1 ⁄ 2 . See “Tax information” in this prospectus.

•	All Personal Income Benefit withdrawals reduce your Personal Income Benefit account value and minimum death benefit. See “How withdrawals affect the minimum death benefit” in “Purchasing the Contract” and “How withdrawals are taken from your account value” in “Accessing your money” in this prospectus.

•	If you withdraw less than the Guaranteed Annual Withdrawal Amount in any contract year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

•	If you surrender your contract to receive its cash value and your Personal Income Benefit account value is greater than your Guaranteed Annual Withdrawal Amount, all benefits under the contract will terminate, including the Personal Income Benefit feature.

•	Withdrawals are available under this contract and other annuity contracts we offer without purchasing a withdrawal benefit.

•	If you are not eligible to begin receiving your Guaranteed Annual Withdrawal Amount, and any amount is taken from your Personal Income Benefit account value to satisfy a withdrawal request (including a hardship or unforeseeable emergency withdrawal), this will be considered a
Personal Income Benefit Early withdrawal. This amount will also be subject to withdrawal charges, if applicable.

•	If you have to take all or a portion of a required minimum distribution from your Personal Income Benefit account value and it is your first withdrawal under the contract, the RMD will be considered your “first withdrawal” for the purposes of establishing your Guaranteed Annual Withdrawal Amount.

•	If you elect to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. In addition, if you drop the Joint life, you will not be able to name a new Joint life and payments will continue to be made in the same amount.

•	We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the contract and/or certain investment options. If you activated the Personal Income Benefit feature and we exercise our right to discontinue the acceptance of, and/or place limitations on contributions and transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit feature. This means that if you have not yet allocated amounts to the Personal Income Benefit variable investment options, you may not be able to fund the Personal Income Benefit feature at all. This also means that if you have already funded the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions and transfers.

Other Benefits

Automatic transfer options

Investment simplifier

Our investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. In order to choose investment simplifier with Personal Income Benefit variable investment options as destination investment options, you must have already activated the Personal Income Benefit feature. Please note that transfers to the Personal Income Benefit variable investment options are allowed only until you elect to begin receiving Guaranteed Annual Withdrawal Amount payments. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options. You may select an investment simplifier option if you are also using the special dollar cost averaging program.

Fixed-dollar option.
Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice, including the Personal Income Benefit variable investment options, on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option allocation and transfer limitations described under “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” above.

Interest sweep.
Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

When your participation in the investment simplifier will end.
Your participation in the investment simplifier will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

•	Under the interest sweep option, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•	Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

•	Under either option, on the date we receive at our processing office, your election to begin receiving Guaranteed Annual Withdrawal Amount payments, only if you are making monthly transfers to the Personal Income Benefit variable investment options.
Rebalancing your account value

Our rebalancing program offers two options that you can use to automatically reallocate your Non-Personal Income Benefit account value. Rebalancing is not available for amounts allocated to the Personal Income Benefit variable investment options.

Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, telling us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire Non-Personal Income Benefit account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the bulleted items under “Transferring your account value” above in this section. The initial transfer under the rebalancing program (based on your Non-Personal Income Benefit account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once in effect, our restrictions on transfers out of the guaranteed interest option will be waived for the rebalancing transfers.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

For contracts with outstanding loans only
, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the Loan Reserve Account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See “Loans” in “Accessing your money” in this prospectus.)

Special dollar cost averaging

Special dollar cost averaging allows you to gradually allocate amounts to up to 10 available variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. This program, however, does not guarantee that you will earn a profit or be protected against losses.

During the first five contract years, you may choose to allocate all or a portion of any eligible rollover or direct transfer contribution to the account for special dollar cost averaging. See “How you can purchase and contribute to your contract” in “Purchasing the Contract” for details on what contributions are eligible under both EDC and TSA contracts.

Contributions into the account may not be transfers from other investment options. Also, on-going
payroll contributions into the account are not permitted. Your initial allocation to the special dollar cost averaging program must be at least $2,000 and any additional contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it.

You may have your account value transferred to any of the variable investment options available under the contract, including the Personal Income Benefit variable investment options (if available). No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option.

We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you may receive an enhanced interest rate. We may also offer other time periods. Please note that any time period selected must begin before the fifth contract date anniversary. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact one of our customer service representatives.

Contribution(s) made to the special dollar cost averaging program will be credited with the interest rate on the date the first contribution is received by the Company and allocated to the time period initially selected by you. Once the time period you selected has ended, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis. The first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options and the guaranteed interest option according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any other amounts (including a loan request) from the account for special dollar cost averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may change your allocations for transfers from the account for special dollar cost averaging at any time. Also, you may ask us to cancel your participation in the program at any time. If you do so, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the percentages for special dollar cost averaging we have on file for you.

If we exercise our right to terminate transfers into the Personal Income Benefit variable investment options and your program has transfers designated to those investment options, your program will run to its conclusion. Also, if we exercise our right to terminate contributions or transfers to the Personal Income Benefit variable investment options, those investment options cannot be selected as part of a new special dollar cost averaging program.

If your program has transfers designated to the Personal Income Benefit variable investment options and you elect to begin receiving Guaranteed Annual Withdrawal Amount payments, you will be deemed to have terminated the program. The value you have remaining in the program will be transferred to the variable investment options prior to calculating your Guaranteed Annual Withdrawal Amount payments.

Optional Semester Strategies program

The Company offers access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services. If available under your employer’s plan, you may generally enroll in SWBC’s model portfolio and investment advisory services program (the “Program”) to manage your account value. The Program will allocate your account value among the variable investment options, guaranteed interest option and Segments in the Structured Investment Option based on your set time horizon, risk tolerance and investment return objectives derived by SWBC from information you provide to SWBC. For more information about the Structured Investment Option, please see the Structured Investment Option prospectus. To see if the Program is available in your state, please contact your financial professional and/or see Appendix “State contract availability and/or variations of certain features and benefits” in this prospectus.

Under the Program, SWBC will assign you to a specific Program model portfolio (“Model Portfolio”) based, in part, on the age you plan to retire (the “Planned Retirement Age”) which cannot be later than the maturity date under the contract and the Model Portfolio strategy you select. There are currently two Model Portfolio strategies available: Semester Strategies and Semester Strategies Plus. You can generally change from Semester Strategies to Semester Strategies Plus at any time. You cannot, however, move from Semester Strategies Plus to Semester Strategies. You can also generally change your Planned Retirement Age at any time by providing the new retirement age to SWBC.

When you enroll in the Program, your allocation instructions for future contributions will be changed to the Model Portfolio you are assigned to by SWBC as of the date we process your enrollment request. In addition, your entire account value will be rebalanced or reallocated periodically according to the Model Portfolio’s allocations. Amounts in variable investment options, including the Segment Type Holding Accounts, and guaranteed interest options will be rebalanced according to the Model Portfolio’s allocations monthly, generally on the first Friday of every month (each a “Semester Strategies Rebalance Date”) and amounts in a Segment will be reallocated according to the Model Portfolio’s allocations when that Segment matures (each a “Semester Strategies Reallocation Date”). Amounts rebalanced or reallocated into new Segments will be placed in the applicable Segment Type Holding Accounts. Because of the difference in timing between Semester Strategies Rebalance Dates, Semester Strategies Reallocation Dates and amounts directed into Segments first being placed in Segment Type Holding Accounts, your actual allocations may vary from the Model Portfolio’s allocations at certain points in time if you have account value in Segments.

On an annual basis, the Program will determine if you will transition or “glide” from one Model Portfolio to the next Model Portfolio based on your birthdate and the number of years remaining until your Planned Retirement Age currently on file. If a glide is scheduled to occur, your allocation instructions for future contributions will be changed to the new Model Portfolio allocations. Your account value will be rebalanced and reallocated as applicable into the investment options according that new Model Portfolio’s allocations on the next Semester Strategies Rebalance Date and applicable Semester Strategies Reallocation Dates. You will receive notice of an upcoming glide. The automatic glide feature is part of the Program and cannot be modified. If you do not want to glide from the current Model Portfolio to the next Model Portfolio, you will have to change your Planned Retirement Age prior to your birthdate. Once you reach your Planned Retirement Age, you will glide to the post-retirement Model Portfolio for purposes of the Program and thereafter you will no longer glide to a different Model Portfolio as you continue to age.

SWBC will generally review the Model Portfolios on an annual basis and may review them more frequently based on market conditions. You will receive notice of any changes in the Model Portfolio allocations. You may decide to opt out of the changes by terminating your participation in the Program and becoming self-directed prior to your account value being rebalanced and reallocated as applicable according to the new Model Portfolio allocations. If you do not opt out, on the date of the proposed change your allocation instructions for future contributions will be changed to the Model Portfolio’s new allocations. Your account value will be rebalanced and reallocated as applicable into the investment options according to that Model Portfolio’s new allocations on the next Semester Strategies Rebalance Date and applicable Semester Strategies Reallocation Dates.

To participate in the Program, you are required to use the Maximum investment options choice method. If you elected the Maximum transfer flexibility method before enrolling in the Program, you will be switched to the Maximum investment options choice method when you enroll in the Program. In addition, when you enroll in the Program, any current automated transfer programs, including dollar cost averaging, special dollar cost averaging and asset rebalancing, will be unavailable and/or terminate and you will not be able to establish any new program(s) while you participate. In addition, if you invested in the Structured Investment Option and specified a Performance Cap Threshold and/or provided Segment maturity instructions, those elections will be changed when you enroll in the Program. For more information about the Structured Investment Option, please see the Structured Investment Option prospectus.

When you enroll in the Program, we will pay SWBC’s advisory services fee on your behalf.

You may terminate the Program and become self-directed at any time by completing the necessary termination form or by contacting your financial professional. You can also terminate your participation in the Program by logging into your account at www.equitable.com or contacting one of our customer service representatives at (800)
628-6673.
If you request to change your future allocation instructions or make a transfer from one investment option to another, your participation in the Program will terminate and you will become self-directed. Once terminated, we reserve the right to not permit you to re-enroll
in the Program. If the Program terminates for any reason, you will be self-directed and, therefore, you will no longer receive model portfolio or investment advisory services from SWBC. We can also terminate the Program at any time and for any reason. If we terminate the Program you will become self-directed. We do not provide investment advice. Please note that if you were switched from the Maximum transfer flexibility method to the Maximum investment options choice method when you enrolled in the Program you will not be automatically switched back to the Maximum transfer flexibility method if your participation in the Program terminates. Likewise, if any automated programs, a Performance Cap Threshold or Segment maturity instructions were terminated when you enrolled in the Program, those automated programs, Performance Cap Thresholds or special maturity instructions will not automatically resume; you will need to provide us with new instructions regarding which automated programs that you wish to re-enroll
in, any Performance Cap Threshold you wish to set and any new Segment maturity instructions you want to use.

Please note:

•	Your Planned Retirement Age cannot be later than the maturity date under your contract.

•	If you are currently invested in the Personal Income Benefit, you are not eligible to participate in the Program at this time.

•	If you have current investments in the Structured Investment Option, you may not be eligible to participate in the Program if your current Structured Investment Option allocations are higher than the Model Portfolio allocations to the Structured Investment Option would be based on the information you provided SWBC.

•	You cannot move from Semester Strategies Plus to Semester Strategies.

•	If you change your future allocations or transfer account value from one investment option to another, your participation in the Program will terminate and you will become self-directed.

•	When you enroll in the Program, you will not be able to establish a new automated rebalancing program and any current automated rebalancing program will terminate.

•	The Program will rebalance and reallocate your account value generally according to the Model Portfolio allocations; however, because of the difference in timing between Semester Strategies Rebalance Dates, Semester Strategies Reallocation Dates and amounts directed into Segments first being placed in Segment Type Holding Accounts, your actual allocations may vary from the Model Portfolio allocations at certain points in time if you have account value in Segments.
For
additional
information or to enroll in the Program, contact your financial professional or one of our customer service representatives. The Program may not be available to all plans, all contracts, all certificates, in all states or through all financial intermediaries.

Benefits Available [Table Text Block]
Death Benefits

This death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit

Living Benefits

This living benefit is available the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Personal Income Benefit (PIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.00% (1)	1.00% (1)
•  Restricted to owners of certain ages

•  Not available with
tax-exempt
employer EDC contracts

•  Excess withdrawals could significantly reduce or terminate benefit

•  Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the PIB account value.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Special Dollar Cost Averaging • Account value in the Personal Income Benefit account cannot be rebalanced
Special Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Semester Strategies program	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.	Optional	No Charge		• To participate in the Program, you are required to use the Maximum investment options choice method • Not available with Special Dollar Cost Averaging or Rebalancing
Participant Loans	Loans may be available to plan participants	Optional	2%; calculated as a percentage of the outstanding loan amount		• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[7]
Optional Benefit Expense, Footnotes [Text Block]	Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable) on any date other than your contract date anniversary, we will deduct a pro rata portion of the charge for that year.
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146658. You can request this information at no cost by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the designated table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90	%^	13.73%	9.37%	6.84%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.91	%^	6.60%	0.72%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	%^	5.49%	10.25%	7.23%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.03	%^	12.39%	4.73%	3.76%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17	%^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10	%^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.50%	15.12%	11.32%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		15.99%	8.76%	6.15%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85	%^	15.44%	11.32%	8.11%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.81%		25.27%	14.21%	10.71%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG; AllianceBernstein L.P.	1.13%		12.96%	5.50%	4.15%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00	%^	20.56%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.18%		18.37%	10.23%	7.07%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.05%		18.17%	9.60%	6.91%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	%^	14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00	%^	5.98%	10.88%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.99%		13.22%	6.13%	4.53%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06	%^	24.58%	15.63%	9.90%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67	%^	25.13%	14.45%	10.79%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00	%^	8.02%	2.60%	2.15%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.98%		11.55%	4.96%	3.73%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95	%^	8.23%	2.61%	2.11%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85	%^	10.86%	4.76%	3.57%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64	%^	4.51%	1.02%	1.11%

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	4.51%	1.94%	1.60%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	%^	10.34%	4.02%	1.86%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54	%^	25.57%	15.03%	11.37%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG; FIAM LLC	0.87	%^	31.38%	16.55%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05	%^	14.07%	9.78%	6.35%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10	%^	21.37%	9.74%	6.29%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09	%^	11.22%	12.97%	—
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72	%^	19.04%	8.10%	3.69%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%		16.86%	7.32%	3.27%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.52%	7.60%	3.02%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00	%^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10	%^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96	%^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.90%		23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.01%	10.78%	7.82%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35	%^	21.68%	5.11%	—
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	17.37%	8.29%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	22.32%	13.41%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65	%^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.11%		12.31%	5.76%	4.17%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	1.01%		14.86%	7.31%	5.34%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.13%		15.36%	8.10%	5.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.90%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36	%^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88	%^	5.56%	1.61%	1.25%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.86%		4.35%	0.51%	0.84%

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19	%^	5.99%	3.78%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	%^	9.86%	7.20%	4.77%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15	%^	14.23%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10	%^	12.01%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.29%	15.92%	12.48%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.87	%^	5.15%	0.63%	1.21%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24	%^	49.53%	19.07%	16.18%
Asset Allocation	Target 2015 Allocation — EIMG	1.10	%^	9.96%	4.94%	3.76%
Asset Allocation	Target 2025 Allocation — EIMG	1.10	%^	13.58%	7.42%	5.42%
Asset Allocation	Target 2035 Allocation — EIMG	1.09%		16.56%	9.12%	6.47%
Asset Allocation	Target 2045 Allocation — EIMG	1.08%		18.11%	10.15%	7.12%
Asset Allocation	Target 2055 Allocation — EIMG	1.10	%^	19.82%	11.22%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.73%^	4.72%	1.62%	1.83%
Equity	Fidelity ® VIP Equity-Income Portfolio SM — Fidelity Management and Research Company (FMR)	0.72%	10.38%	12.01%	8.31%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.63%	6.00%	1.72%	2.08%
Equity	Fidelity ® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.82%	14.80%	12.17%	7.86%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%	8.77%	9.53%	7.53%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.15%	9.77%	3.76%	2.96%
Equity	Invesco V.I. Main Street Mid Cap Fund — Invesco Advisers, Inc.	1.19%	14.14%	10.32%	6.45%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%	16.26%	12.14%	6.28%
Fixed Income	Macquarie VIP High Income Series (1) — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.96%	11.95%	4.46%	3.70%
Equity	MFS ® Investors Trust Series — Massachusetts Financial Services Company	1.03%^	18.66%	13.27%	10.00%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.98%^	23.70%	16.39%	12.44%
Specialty	PIMCO CommodityRealReturn Strategy Portfolio — Pacific Investment Management Company LLC	1.58%^	-7.93%	8.46%	-0.90%
Equity	Principal VC Equity Income Account — Principal Global Investors, LLC (“PGI”)	0.89%	11.00%	—	—
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%^	2.88%	-2.13%	-0.66%

		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.36%	-3.84%	10.34%	-1.26%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146658. You can request this information at no cost by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the designated table below.
Portfolio Companies [Table Text Block]

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90	%^	13.73%	9.37%	6.84%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.91	%^	6.60%	0.72%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	%^	5.49%	10.25%	7.23%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.03	%^	12.39%	4.73%	3.76%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17	%^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10	%^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.50%	15.12%	11.32%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		15.99%	8.76%	6.15%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85	%^	15.44%	11.32%	8.11%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.81%		25.27%	14.21%	10.71%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG; AllianceBernstein L.P.	1.13%		12.96%	5.50%	4.15%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00	%^	20.56%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.18%		18.37%	10.23%	7.07%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.05%		18.17%	9.60%	6.91%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	%^	14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00	%^	5.98%	10.88%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.99%		13.22%	6.13%	4.53%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06	%^	24.58%	15.63%	9.90%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67	%^	25.13%	14.45%	10.79%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00	%^	8.02%	2.60%	2.15%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.98%		11.55%	4.96%	3.73%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95	%^	8.23%	2.61%	2.11%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85	%^	10.86%	4.76%	3.57%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64	%^	4.51%	1.02%	1.11%

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	4.51%	1.94%	1.60%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	%^	10.34%	4.02%	1.86%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54	%^	25.57%	15.03%	11.37%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG; FIAM LLC	0.87	%^	31.38%	16.55%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05	%^	14.07%	9.78%	6.35%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10	%^	21.37%	9.74%	6.29%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09	%^	11.22%	12.97%	—
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72	%^	19.04%	8.10%	3.69%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%		16.86%	7.32%	3.27%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.52%	7.60%	3.02%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00	%^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10	%^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96	%^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.90%		23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.01%	10.78%	7.82%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35	%^	21.68%	5.11%	—
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	17.37%	8.29%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	22.32%	13.41%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65	%^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.11%		12.31%	5.76%	4.17%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	1.01%		14.86%	7.31%	5.34%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.13%		15.36%	8.10%	5.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.90%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36	%^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88	%^	5.56%	1.61%	1.25%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.86%		4.35%	0.51%	0.84%

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19	%^	5.99%	3.78%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	%^	9.86%	7.20%	4.77%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15	%^	14.23%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10	%^	12.01%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.29%	15.92%	12.48%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.87	%^	5.15%	0.63%	1.21%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24	%^	49.53%	19.07%	16.18%
Asset Allocation	Target 2015 Allocation — EIMG	1.10	%^	9.96%	4.94%	3.76%
Asset Allocation	Target 2025 Allocation — EIMG	1.10	%^	13.58%	7.42%	5.42%
Asset Allocation	Target 2035 Allocation — EIMG	1.09%		16.56%	9.12%	6.47%
Asset Allocation	Target 2045 Allocation — EIMG	1.08%		18.11%	10.15%	7.12%
Asset Allocation	Target 2055 Allocation — EIMG	1.10	%^	19.82%	11.22%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.73%^	4.72%	1.62%	1.83%
Equity	Fidelity ® VIP Equity-Income Portfolio SM — Fidelity Management and Research Company (FMR)	0.72%	10.38%	12.01%	8.31%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.63%	6.00%	1.72%	2.08%
Equity	Fidelity ® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.82%	14.80%	12.17%	7.86%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%	8.77%	9.53%	7.53%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.15%	9.77%	3.76%	2.96%
Equity	Invesco V.I. Main Street Mid Cap Fund — Invesco Advisers, Inc.	1.19%	14.14%	10.32%	6.45%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%	16.26%	12.14%	6.28%
Fixed Income	Macquarie VIP High Income Series (1) — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.96%	11.95%	4.46%	3.70%
Equity	MFS ® Investors Trust Series — Massachusetts Financial Services Company	1.03%^	18.66%	13.27%	10.00%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.98%^	23.70%	16.39%	12.44%
Specialty	PIMCO CommodityRealReturn Strategy Portfolio — Pacific Investment Management Company LLC	1.58%^	-7.93%	8.46%	-0.90%
Equity	Principal VC Equity Income Account — Principal Global Investors, LLC (“PGI”)	0.89%	11.00%	—	—
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%^	2.88%	-2.13%	-0.66%

		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.36%	-3.84%	10.34%	-1.26%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.

Benefits Available for Portfolio Companies [Table Text Block]
Investment Options: The following are Investment Options A and B, as referred to in
the “Selecting your investment method” section in “Purchasing the Contract” in the prospectus.

Investments Options A
Guaranteed Interest Option
1290 VT Equity Income	EQ/JPMorgan Value Opportunities
1290 VT GAMCO Small Company Value	EQ/Large Cap Core Managed Volatility
1290 VT Small Cap Value	EQ/Large Cap Growth Index
1290 VT SmartBeta Equity ESG	EQ/Large Cap Growth Managed Volatility
1290 VT Socially Responsible	EQ/Large Cap Value Index
EQ/2000 Managed Volatility	EQ/Large Cap Value Managed Volatility
EQ/400 Managed Volatility	EQ/Lazard Emerging Markets Equity
EQ/500 Managed Volatility	EQ/MFS International Growth
EQ/AB Dynamic Moderate Growth	EQ/MFS International Intrinsic Value
EQ/AB Small Cap Growth	EQ/MFS Mid Cap Focused Growth
EQ/AB Sustainable U.S. Thematic	EQ/MFS Technology
EQ/Aggressive Growth Strategy	EQ/MFS Utilities Series
EQ/All Asset Growth Allocation	EQ/Mid Cap Index
EQ/American Century Mid Cap Value	EQ/Mid Cap Value Managed Volatility
EQ/Balanced Strategy	EQ/Moderate Growth Strategy
EQ/ClearBridge Select Equity Managed Volatility	EQ/Small Company Index
EQ/Common Stock Index	EQ/Value Equity
EQ/Conservative Growth Strategy	EQ/Wellington Energy
EQ/Conservative Strategy	Equitable Conservative Growth MF/ETF
EQ/Emerging Markets Equity PLUS	Equitable Growth MF/ETF
EQ/Equity 500 Index	Equitable Moderate Growth MF/ETF
EQ/Fidelity Institutional AM ® Large Cap	Fidelity VIP Equity-Income Portfolio SM
EQ/Franklin Small Cap Value Managed Volatility	Fidelity ® VIP Mid Cap Portfolio
EQ/Global Equity Managed Volatility	Invesco V.I. Diversified Dividend Fund
EQ/Goldman Sachs Mid Cap Value	Invesco V.I. Main Street Mid Cap Fund ®
EQ/International Core Managed Volatility	Invesco V.I. Small Cap Equity Fund
EQ/International Equity Index	MFS ® Investors Trust Series
EQ/International Managed Volatility	MFS ® Massachusetts Investors Growth Stock Portfolio
EQ/International Value Managed Volatility	Multimanager Aggressive Equity
EQ/Invesco Comstock	Multimanager Technology
EQ/Invesco Global	PIMCO VIT CommodityRealReturn Strategy
EQ/Invesco Global Real Assets	Principal VC Equity Income Account
EQ/Janus Enterprise	VanEck VIP Global Resources Fund
EQ/JPMorgan Growth Stock

Investments Options B
1290 VT Convertible Securities	EQ/PIMCO Global Real Return
1290 VT DoubleLine Opportunistic Bond	EQ/PIMCO Ultra Short Bond
1290 VT High Yield Bond	EQ/Quality Bond PLUS

81

Investments Options B
American Funds Insurance Series ® The Bond Fund of America	Fidelity ® VIP Investment Grade Bond Portfolio
Macquarie VIP High Income Series	Invesco V.I. High Yield Fund
EQ/Core Bond Index	Multimanager Core Bond
EQ/Money Market	Templeton Global Bond VIP Fund

Risk of Loss [Member]
Prospectus:
Risk [Text Block]
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.

Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the prospectus.

Principal Risk [Text Block]
Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option and Segments of the SIO, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Guaranteed interest option” and “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus, as well as, “Risk factors” in the SIO prospectus. See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations including the guaranteed interest option, SIO and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the SIO. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Risk Associated With Taking A Withdrawal [Member]
Prospectus:
Principal Risk [Text Block]	Risk associated with taking a withdrawal Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.
Possible Fees On Access To Account Value [Member]
Prospectus:
Principal Risk [Text Block]
Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

SIO [Member]
Prospectus:
Principal Risk [Text Block]
SIO

There are unique risks regarding the SIO including a potential loss of principal and previously credited interest of up to 90% and an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity. See the SIO prospectus for more information.

Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether a 403(b) TSA annuity contract, a 403(b)(7) custodial account or an EDC plan. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Risk Associated With Taking A Loan [Member]
Prospectus:
Principal Risk [Text Block]
Risk associated with taking a loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Cybersecurity Risks And Catastrophic Events [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

COVID 19 [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

One Thousand Two Hundred Ninety VT Convertible Securities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Convertible Securities
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.90%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	6.84%
One Thousand Two Hundred Ninety VT DoubleLine Opportunistic Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT DoubleLine Opportunistic Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.91%	[8]
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]
One Thousand Two Hundred Ninety VT Equity Income [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	7.23%
One Thousand Two Hundred Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	21.04%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	7.94%
One Thousand Two Hundred Ninety VT High Yield Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	1.03%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	3.76%
One Thousand Two Hundred Ninety VT Small Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.17%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.79%
Average Annual Total Returns, 5 Years [Percent]	12.69%
Average Annual Total Returns, 10 Years [Percent]
One Thousand Two Hundred Ninety VT SmartBeta Equity ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	11.53%
Average Annual Total Returns, 10 Years [Percent]	8.52%
One Thousand Two Hundred Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	27.50%
Average Annual Total Returns, 5 Years [Percent]	15.12%
Average Annual Total Returns, 10 Years [Percent]	11.32%
EQ 2000 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/2000 Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	6.15%
EQ 400 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/400 Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.85%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	11.32%
Average Annual Total Returns, 10 Years [Percent]	8.11%
EQ 500 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/500 Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	25.27%
Average Annual Total Returns, 5 Years [Percent]	14.21%
Average Annual Total Returns, 10 Years [Percent]	10.71%
EQ AB Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth	[10]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	4.15%
EQ AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	7.78%
EQ AB Sustainable U S Thematic [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Sustainable U.S. Thematic
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	20.56%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ Aggressive Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	10.23%
Average Annual Total Returns, 10 Years [Percent]	7.07%
EQ Aggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.17%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Average Annual Total Returns, 10 Years [Percent]	6.91%
EQ All Asset Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.27%
EQ American Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]
EQ Balanced Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	4.53%
EQ ClearBridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Select Equity Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, ClearBridge Investments, LLC
Current Expenses [Percent]	1.06%	[8]
Average Annual Total Returns, 1 Year [Percent]	24.58%
Average Annual Total Returns, 5 Years [Percent]	15.63%
Average Annual Total Returns, 10 Years [Percent]	9.90%
EQ Common Stock Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[8]
Average Annual Total Returns, 1 Year [Percent]	25.13%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	10.79%
EQ Conservative Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.02%
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	2.15%
EQ Conservative Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.55%
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	3.73%
EQ Conservative Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.95%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	2.11%
EQ Conservative Plus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[8]
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	3.57%
EQ Core Bond Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	1.11%
EQ Core Plus Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	1.60%
EQ Emerging Markets Equity PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[8]
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	4.02%
Average Annual Total Returns, 10 Years [Percent]	1.86%
EQ Equity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[8]
Average Annual Total Returns, 1 Year [Percent]	25.57%
Average Annual Total Returns, 5 Years [Percent]	15.03%
Average Annual Total Returns, 10 Years [Percent]	11.37%
EQ Fidelity Institutional AM Large Cap [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Fidelity Institutional AM ® Large Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%	[8]
Average Annual Total Returns, 1 Year [Percent]	31.38%
Average Annual Total Returns, 5 Years [Percent]	16.55%
Average Annual Total Returns, 10 Years [Percent]
EQ Franklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.05%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	9.78%
Average Annual Total Returns, 10 Years [Percent]	6.35%
EQ Global Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	21.37%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	6.29%
EQ Goldman Sachs Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[8]
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	12.97%
Average Annual Total Returns, 10 Years [Percent]
EQ International Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	3.55%
EQ International Equity Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[8]
Average Annual Total Returns, 1 Year [Percent]	19.04%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	3.69%
EQ International Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	3.27%
EQ International Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.52%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]	3.02%
EQ Invesco Comstock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	13.18%
Average Annual Total Returns, 10 Years [Percent]	8.70%
EQ Invesco Global [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	7.95%
EQ Invesco Global Real Assets [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]
EQ Janus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.01%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	7.62%
EQ JPMorgan Growth Stock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[8]
Average Annual Total Returns, 1 Year [Percent]	46.33%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	11.28%
EQ JPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.90%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
EQ Large Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	23.98%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	10.58%
EQ Large Cap Growth Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	41.54%
Average Annual Total Returns, 5 Years [Percent]	18.63%
Average Annual Total Returns, 10 Years [Percent]	14.02%
EQ Large Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	38.97%
Average Annual Total Returns, 5 Years [Percent]	16.20%
Average Annual Total Returns, 10 Years [Percent]	12.47%
EQ Large Cap Value Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	10.71%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	7.66%
EQ Large Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.01%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	7.82%
EQ Lazard Emerging Markets Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Lazard Emerging Markets Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.35%	[8]
Average Annual Total Returns, 1 Year [Percent]	21.68%
Average Annual Total Returns, 5 Years [Percent]	5.11%
Average Annual Total Returns, 10 Years [Percent]
EQ MFS International Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	6.12%
EQ MFS International Intrinsic Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[8]
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]
EQ MFS Mid Cap Focused Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	22.32%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]
EQ MFS Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	54.10%
Average Annual Total Returns, 5 Years [Percent]	17.38%
Average Annual Total Returns, 10 Years [Percent]
EQ MFS Utilities Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[8]
Average Annual Total Returns, 1 Year [Percent]	(2.36%)
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]
EQ Mid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.65%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.77%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	8.54%
EQ Mid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	7.21%
EQ Moderate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.31%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	4.17%
EQ Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	5.34%
EQ Moderate Plus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	5.67%
EQ Money Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	0.90%
EQ PIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.36%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.09%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	2.49%
EQ PIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.88%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.56%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	1.25%
EQ Quality Bond PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	0.84%
EQ Small Company Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.72%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.01%
EQ Value Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	6.90%
EQ Wellington Energy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.99%
Average Annual Total Returns, 5 Years [Percent]	3.78%
Average Annual Total Returns, 10 Years [Percent]
Equitable Conservative Growth MF ETF Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.86%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	4.77%
Equitable Growth MF ETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Equitable Moderate Growth MF ETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Moderate Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	38.29%
Average Annual Total Returns, 5 Years [Percent]	15.92%
Average Annual Total Returns, 10 Years [Percent]	12.48%
Multimanager Core Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Multimanager Core Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.
Current Expenses [Percent]	0.87%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.15%
Average Annual Total Returns, 5 Years [Percent]	0.63%
Average Annual Total Returns, 10 Years [Percent]	1.21%
Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.24%	[8]
Average Annual Total Returns, 1 Year [Percent]	49.53%
Average Annual Total Returns, 5 Years [Percent]	19.07%
Average Annual Total Returns, 10 Years [Percent]	16.18%
Target 2015 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2015 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.96%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	3.76%
Target 2025 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2025 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.58%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	5.42%
Target 2035 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2035 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	6.47%
Target 2045 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2045 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	18.11%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	7.12%
Target 2055 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2055 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	19.82%
Average Annual Total Returns, 5 Years [Percent]	11.22%
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series The Bond Fund of America [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series ® The Bond Fund of America ®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Fidelity VIP EquityIncome Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity ® VIP Equity-Income Portfolio SM
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.38%
Average Annual Total Returns, 5 Years [Percent]	12.01%
Average Annual Total Returns, 10 Years [Percent]	8.31%
Fidelity VIP Investment Grade Bond Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity ® VIP Investment Grade Bond Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Fidelity VIP Mid Cap Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity ® VIP Mid Cap Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Invesco V I Diversified Dividend Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.77%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Invesco V I High Yield Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco V.I. High Yield Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	9.77%
Average Annual Total Returns, 5 Years [Percent]	3.76%
Average Annual Total Returns, 10 Years [Percent]	2.96%
Invesco V I Main Street Mid Cap Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Mid Cap Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	10.32%
Average Annual Total Returns, 10 Years [Percent]	6.45%
Invesco V I Small Cap Equity Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.26%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	6.28%
Macquarie VIP High Income Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Macquarie VIP High Income Series	[12]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.95%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	3.70%
MFS Investors Trust Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS ® Investors Trust Series
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%	[8]
Average Annual Total Returns, 1 Year [Percent]	18.66%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	10.00%
MFS Massachusetts Investors Growth Stock Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS ® Massachusetts Investors Growth Stock Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%	[8]
Average Annual Total Returns, 1 Year [Percent]	23.70%
Average Annual Total Returns, 5 Years [Percent]	16.39%
Average Annual Total Returns, 10 Years [Percent]	12.44%
PIMCO CommodityRealReturn Strategy Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn Strategy Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.58%	[8]
Average Annual Total Returns, 1 Year [Percent]	(7.93%)
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	(0.90%)
Principal VC Equity Income Account [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Principal VC Equity Income Account
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC (“PGI”)
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Templeton Global Bond VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%	[8]
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	(2.13%)
Average Annual Total Returns, 10 Years [Percent]	(0.66%)
VanEck VIP Global Resources Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(3.84%)
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	(1.26%)
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.
Guaranteed Minimum Death Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Death Benefit
Personal Income Benefit PIB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[13]
Name of Benefit [Text Block]	Personal Income Benefit (PIB)
Purpose of Benefit [Text Block]	Guarantees a minimum annuitization value to provide lifetime retirement income.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[13]
Brief Restrictions / Limitations [Text Block]
•  Restricted to owners of certain ages

•  Not available with
tax-exempt
employer EDC contracts

•  Excess withdrawals could significantly reduce or terminate benefit

•  Subject to restrictions on investment options

Name of Benefit [Text Block]	Personal Income Benefit (PIB)
Rebalancing Option 1 And Option II 2 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[14],[15]
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Special Dollar Cost Averaging • Account value in the Personal Income Benefit account cannot be rebalanced
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[14],[15]
Special Dollar Cost Averaging and Investment Simplifier [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Special Dollar Cost Averaging and Investment Simplifier
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Special Dollar Cost Averaging and Investment Simplifier
Semester Strategies Program [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Semester Strategies program
Purpose of Benefit [Text Block]	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• To participate in the Program, you are required to use the Maximum investment options choice method • Not available with Special Dollar Cost Averaging or Rebalancing
Name of Benefit [Text Block]	Semester Strategies program
Participant Loans [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	Participant Loans
Purpose of Benefit [Text Block]	Loans may be available to plan participants
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA
Name of Benefit [Text Block]	Participant Loans
Investments Options A Guaranteed Interest Option [Member] | One Thousand Two Hundred Ninety VT Equity Income [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | One Thousand Two Hundred Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | One Thousand Two Hundred Ninety VT Small Cap Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | One Thousand Two Hundred Ninety VT SmartBeta Equity ESG [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | One Thousand Two Hundred Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ 2000 Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ 400 Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ 500 Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ AB Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ AB Sustainable U S Thematic [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Aggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ All Asset Growth Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ American Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Balanced Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ ClearBridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Common Stock Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Conservative Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Conservative Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Emerging Markets Equity PLUS [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Equity 500 Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Fidelity Institutional AM Large Cap [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Franklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Global Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Goldman Sachs Mid Cap Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ International Core Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ International Equity Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ International Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ International Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Invesco Comstock [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Invesco Global [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Invesco Global Real Assets [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Janus Enterprise [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ JPMorgan Growth Stock [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ JPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Large Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Large Cap Growth Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Large Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Large Cap Value Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Large Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Lazard Emerging Markets Equity [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ MFS International Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ MFS International Intrinsic Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ MFS Mid Cap Focused Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ MFS Technology [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ MFS Utilities Series [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Mid Cap Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Mid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Small Company Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Value Equity [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | EQ Wellington Energy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | Equitable Conservative Growth MF ETF Portfolio [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | Equitable Growth MF ETF [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | Equitable Moderate Growth MF ETF [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | Multimanager Technology [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | Fidelity VIP EquityIncome Portfolio [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | Fidelity VIP Mid Cap Portfolio [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | Invesco V I Diversified Dividend Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | Invesco V I Main Street Mid Cap Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | Invesco V I Small Cap Equity Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | MFS Investors Trust Series [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | MFS Massachusetts Investors Growth Stock Portfolio [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | PIMCO CommodityRealReturn Strategy Portfolio [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | Principal VC Equity Income Account [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investments Options A Guaranteed Interest Option [Member] | VanEck VIP Global Resources Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investment Options B [Member] | One Thousand Two Hundred Ninety VT Convertible Securities [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investment Options B [Member] | One Thousand Two Hundred Ninety VT DoubleLine Opportunistic Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investment Options B [Member] | One Thousand Two Hundred Ninety VT High Yield Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investment Options B [Member] | EQ Core Bond Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investment Options B [Member] | EQ Money Market [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investment Options B [Member] | EQ PIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investment Options B [Member] | EQ PIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investment Options B [Member] | EQ Quality Bond PLUS [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investment Options B [Member] | Multimanager Core Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investment Options B [Member] | American Funds Insurance Series The Bond Fund of America [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investment Options B [Member] | Fidelity VIP Investment Grade Bond Portfolio [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investment Options B [Member] | Invesco V I High Yield Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investment Options B [Member] | Macquarie VIP High Income Series [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Investment Options B [Member] | Templeton Global Bond VIP Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Annual Portfolio Expenses Prior To Expense Limitation Arrangement [Member]
Prospectus:
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.
Annual Portfolio Expenses After Expense Limitation Arrangement [Member]
Prospectus:
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Net Loan Interest Charge [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%	[16]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	In no event will the net loan interest charge exceed 2.00%. We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans” under “Accessing your money” in the prospectus for more information on how the loan interest is calculated and for restrictions that may apply.
Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	0.00%
Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 90	[17]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.
Segment Interim Value [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	90.00%	[18]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See the SIO prospectus for more information.
Prior Expense [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *
Portfolio Company Expenses Minimum [Percent]	0.57%	[19]
Portfolio Company Expenses Maximum [Percent]	2.65%	[19]
After Expense [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) * *
Portfolio Company Expenses Minimum [Percent]	0.54%	[20]
Portfolio Company Expenses Maximum [Percent]	2.36%	[20]

[1]	Expressed as an annual percent of daily net assets in the variable investment options.
[2]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.
[3]	Expressed as an annual percentage of the Personal Income Benefit account value.
[4]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1.” The charge percentage we use is 5% for contract years 1 through 6. For contract years 7 and later, the charge percentage is 0%. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges and expenses” in the prospectus. The charge will not apply after the completion of 12 contract years. For certain TSA contracts issued in Texas and certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.
[5]	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
[6]	The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. If your total account value on the last day of your contract year is $25,000 or more; or if the total account values of all contracts, owned by the same person, when added together, exceeds $100,000 there is no charge.
[7]	Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable) on any date other than your contract date anniversary, we will deduct a pro rata portion of the charge for that year.
[8]	This Portfolio’s annual expenses reflect temporary fee reductions.
[9]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[10]	Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.
[11]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[12]	This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.
[13]	Expressed as an annual percentage of the PIB account value.
[14]	Option I allows you to rebalance your account value among the variable investment options.
[15]	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.
[16]	In no event will the net loan interest charge exceed 2.00%. We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans” under “Accessing your money” in the prospectus for more information on how the loan interest is calculated and for restrictions that may apply.
[17]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.
[18]	The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See the SIO prospectus for more information.
[19]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.
[20]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.